Share Capital (Other employee long-term incentives) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted share units (RSU)
Disclosure of classes of share capital [line items]
Shares outstanding	1,567,696	1,500,934
Granted	832,366	611,717
Forfeiture	(305,300)	(99,939)
Settled	(427,937)	(445,016)
Shares outstanding	1,666,825	1,567,696
Stock appreciation rights (SAR)
Disclosure of classes of share capital [line items]
Shares outstanding	509,192	1,055,525
Granted	0	0
Forfeiture	(309,566)	(482,533)
Settled	(108,319)	(63,800)
Shares outstanding	91,307	509,192
Deferred share units (DSU)
Disclosure of classes of share capital [line items]
Shares outstanding	645,413	480,605
Granted	208,882	164,808
Forfeiture	0	0
Settled	(165,868)	0
Shares outstanding	688,427	645,413
Performance share units (PSU)
Disclosure of classes of share capital [line items]
Shares outstanding	983,441	599,705
Granted	423,628	440,420
Forfeiture	0	(56,684)
Settled	(324,916)	0
Shares outstanding	1,082,153	983,441